Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Debt
Convertible Notes - Related Party
In December 2014, in connection with the acquisition of Overland, the existing debt of Overland and the remaining debt of the Company were amended and restated into a $19.5 million convertible note. The convertible note is scheduled to mature March 31, 2018 and bears interest at an 8% simple annual interest rate, payable semi-annually. The obligations under the convertible note are secured by all assets of the Company.
The Company has the option to pay accrued and outstanding interest either entirely in cash or common shares. If the Company choses to pay the interest in common shares, the calculation is based upon the number of common shares that may be issued as payment of interest on the convertible note and will be determined by dividing the amount of interest due by current market price as defined in the convertible note agreement. In 2015, the Company issued 668,462 shares of common shares in satisfaction of $1.6 million in interest expense.
The convertible note was originally convertible into common shares at a price equal to $7.50 per share in the case of $10 million of the convertible note and $8.50 per share in the case of $9.5 million of the convertible note. In November 2015, the convertible note was modified and the conversion prices of $7.50 per share and $8.50 per share were adjusted to $3.00 per share. In February 2016, in connection with the November 2015 modification and certain specified terms, the Company issued to the holder of the convertible note a warrant to purchase 500,000 common shares of the Company at a price of $1.62.
At the option of the Company, the convertible note is convertible into common shares at the conversion price at any time that the weighted average trading price for the common shares exceeds 150% of the conversion price (i.e. exceeds $4.50 per share), for 10 days consecutive trading days on its principal stock exchange that the common shares trade.
The convertible note contains customary covenants, including covenants that limit or restrict the Company’s ability to incur liens, incur indebtedness, or make certain restricted payments. Upon the occurrence of an event of default under the convertible note, the Holder may declare all amounts outstanding to be immediately due and payable. The convertible note specifies a number of events of default (some of which are subject to applicable grace or cure periods), including, among other things, non-payment defaults, covenant defaults, cross-defaults to other materials indebtedness, bankruptcy and insolvency defaults, and material judgment defaults. As of December 31, 2015, the Company was in compliance with all covenants of the convertible note.
For the years ended December 31, 2015 and 2014, interest expense on the convertible note was $1.6 million and $0.4 million, respectively.
Credit Facilities
In December 2014, in connection with the acquisition of Overland, the Company assumed the existing credit facility of Overland. The credit facility was originally entered into in August 2011, as amended, and allows for revolving cash borrowings up to $8.0 million, which includes a $3.0 million sublimit for advances to one of the Company’s subsidiaries. The proceeds of the credit facility may be used to fund the Company’s working capital and to fund its general business requirements. The obligations under the credit facility are secured by substantially all assets of the Company other than the stock of its subsidiaries organized outside of the U.S. and Canada that are pledged to secure the Company’s obligations under the Company’s convertible note. In addition, the sublimit for advances to one of the Company’s subsidiaries was increased from $3.0 million to up to $3.75 million, subject to certain conditions. Borrowings under the amended credit facility bear interest at the prime rate (as defined in the credit facility) plus a margin of either 1.50% or 1.75%, depending on the Company’s net cash. Borrowings under the sublimit bear interest at the prime rate (as defined in the credit facility) plus a margin of either 2.50% or 2.75%, depending on the Company’s net cash. The amended credit facility requires the Company to comply with a performance plan as of the last date of each quarter in addition to all original compliance and covenant requirements. At December 31, 2015, the interest rates on the credit facility and the sublimit were 5.25% and 6.25%, respectively.
The credit facility requires the Company to comply with a liquidity coverage ratio and contains customary covenants, including covenants that limit or restrict the Company’s and its subsidiaries’ ability to incur liens and indebtedness, make certain types of payments, merge or consolidate, and make dispositions of assets. The credit facility specifies customary events of default (some of which are subject to applicable grace or cure periods) including, among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults, and material judgment defaults. Upon the occurrence of an event of default under the credit facilities, the lender may cease making loans, terminate the credit facility, and declare all amounts outstanding to be immediately due and deduct such amounts from the Company’s lockbox account on deposit with the bank. At December 31, 2015, the Company was in compliance with all covenants of the credit facility.
At December 31, 2015, the Company had $7.4 million outstanding on the credit facility. Interest expense for the credit facility was $0.3 million for the year ended December 31, 2015.
In February 2016, the credit facility was amended to extend the scheduled maturity date from February 2016 to August 2016, and the Company entered into a fee letter with the lender, which the Company agreed to pay a fee in the amount of $40,000, as well as an additional amount of $150,000 (“Additional Fee”) payable under certain circumstances. The Additional Fee, at the option of the lender, is payable in cash or in the form of a warrant for the purchase of common shares, no par value, of the Company.
Related Party Credit Facility
In December 2014, the Company entered into a revolving credit agreement with FBC Holdings (an affiliate of Cyrus Capital Partners) for a revolving credit facility of $5.0 million. In July 2015, the credit facility was amended to extend the scheduled maturity date to May 2016 with an automatic extension to November 2016, and the aggregate borrowing amount was increased from $5.0 million to $10.0 million. In connection with this amendment, the Company agreed to issue warrants in connection with draws on the credit facility.
The credit facility contains customary covenants, including covenants that limit or restrict the Company’s and its subsidiaries’ ability to incur liens and indebtedness, make certain types of payments, merge or consolidate, and make dispositions of assets. As of December 31, 2015, the Company was not in default of any covenants of the credit facility.
In February 2015, the Company issued warrants to purchase up to 100,000 common shares to FBC Holdings in connection with draws on our related party credit facility. The warrants expire in February 2018 and have an exercise price of $4.50 per share.
In March 2015, the Company issued warrants to purchase up to 200,000 common shares to FBC Holdings in connection with draws on our related party credit facility. The warrants expire in March 2018 and have an exercise price of: (i) in the case of 100,000 of the warrants, $7.21 per share; and (ii) in the case of 100,000 of the warrants, $5.02 per share.
In December 2015, the Company issued warrants to purchase 500,000 common shares of the Company to FBC Holdings in connection with draws on our related party credit facility. The warrants expire in December 2018 and have an exercise price of $1.54 per share.
At December 31, 2015, the Company had $10.0 million outstanding on the credit facility. Interest expense for the credit facility was $1.2 million, which included $0.7 million and zero of amortization of issuance costs in 2015 and 2014, respectively. At December 31, 2015, there were $0.1 million in accrued liabilities related to fees.